Trade Receivables – Net (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 MXN ($)
Trade Receivables Net [Abstract]
Customer portfolio value	$ 448,939
Estimate of expected credit losses	365,789
Net amount	$ 83,150